Results for the Year - Corporate and Deferred Tax - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate and Deferred Tax [Line Items]
Corporate tax expense	kr 1,285	kr 1,493	kr 961
Current tax benefit recorded directly in shareholders' equity	57	22	kr 31
Estimated amount to reduce future taxable income	2,400	kr 800
U.S
Corporate and Deferred Tax [Line Items]
Gross unrecognized tax loss carryforwards	2,100
Netherlands
Corporate and Deferred Tax [Line Items]
Gross unrecognized tax loss carryforwards	kr 500